Exhibit 99.2

Loan ID	Data Field	Tape Data	Diligence Review Data	True Delta	Delta Comment
109521455	DTI	43.40	26.28	True	Review used interest only payment of $4875 which is fixed for 10 years
109664610	CLTV	63.12	59.41	True	Based on $1,700,000 appraised value
109664610	AppraisalValue	1600000	1700000	True	Verified from the appraisal
109664610	LTV	63.12	59.41	True	Based on $1,700,000 appraised value
110443817	AppraisalValue	775000	800000	True	Tape reflects sales price
110443817	BalOrig	619087	620000	True	Per note
110743636	CLTV	63.83	68.09	True	Based on maximum loan amount on 2nd lien
110743654	DTI	32.00	38.11	True	Lender did not include investment property on in DTI calculation
110804504	DTI	32.12	40.07	True	Lender approved at 37.7%; unable to determine source of tape DTI
110804501	CLTV	69.41	60.81	True	Review/approved CLTV 60.81%. Tape based on 10/14/2013 acquisition cost.
110804501	DTI	25.17	31.22	True	Based on documentation in file
110804501	AppraisalValue	1489500	1700000	True	Verified by first full appraisal report dated 7/10/2014. Tape reflects 10/14/2013 acquisition cost.
110804501	LTV	69.41	60.81	True	Review/approved LTV 60.81%. Tape based on 10/14/2013 acquisition cost.
300008463	DTI	23.00	32.47	True	Lender did not include all negative rent
300008461	DTI	15.00	23.00	True	23.00% includes $2158.00 current residence payment (per 1003). Property is not documented as sold. Lender's 15% DTI excluded payment based on planned post closing sale of Borrower's current residence,
110863320	DTI	22.00	49.03	True	Lender did not include mortgage payment for pending sale on previous property.
300012735	DTI	20.00	16.68	True	Used 2 year average of 2012 and 2011 Schedule E income. Lender used a conservative amount of $125000 per loan approval.
300012787	CLTV	61.22	59.76	True	Verified per purchase price and loan amount.
300012787	AppraisalValue	1225000	1255000	True	Verified per appraisal.
300012787	LTV	61.22	59.76	True	Verified per purchase price and loan amount.
300012783	DTI	25.00	28.44	True	Lender did not include PITI from previous property that has not sold yet.
300006461	RtOrig	2.7500	2.8750	True	Verified per note
300006405	DTI	23.00	18.21	True	Primary mortgage was paid off with subject loan.T/I were considered into the final DTI
300012630	FICO	784	767	True	Verified per credit report. 784 tape score is not a reported score for Borrowers.
300012630	DTI	36.00	31.28	True	31.27% includes $3958.77 P&I per Note. 36% tape DTI includes a $4755.14 P&I amount per 1008.
300012544	CLTV	42.11	26.32	True	2nd mortgage not reflected, no initial draw
300012544	PropertyType	3 FAMILY	2 Family	True	Per appraisal
300012544	Purpose	REFI CASHOUT	REFI R/T	True	Per HUD. 2nd mtg was a purchase money mortgage.
300006249	DTI	37.00	41.49	True
41.49% includes $8268.93 P& per Note, 5% of $11008.00 revolving balance and a $2733.33 installment loan payment.  36% tape DTI includes a $9911.30 P&I amount per 1008 and no payment for revolving account or installment loan.  Loan balance subtracted from Borrower's assets in lieu of including a payment in ratio calculation.

300012565	DTI	21.00	31.47	True	Rental on subject based on 1040's in file.
110432406	DTI	37.00	40.05	True	Based on income calculations per reviewer-unsure how original UW came up with Schedule C income
300012536	DTI	38.00	31.78	True	31.77% includes $2701.99 P&I per Note. 38% tape DTI includes a $3248.99 P&I amount per 1008.
300012554	PropertyType	CONDO	Townhouse	True	Verified per appraisal
300012611	FICO	769	788	True	788 score per updated credit report dated 12/2014. 769 score per credit repor dated 8/2014.
300012611	DTI	34.00	41.80	True	Based on documentation in file
300012611	PropertyType	4 FAMILY	3 Family	True	Verified by appraisal report
300013267	PropertyType	2 FAMILY	SINGLE FAMILY DETACHED	True	Verified per appraisal
300012581	Purpose	REFI CASHOUT	REFI R/T	True	Verified to Final HUD-1 and Approval documentation
110863433	DTI	36.00	31.98	True	31.98% includes $4431.45 P&I per Note. 36% tape DTI includes a $5317.25 P&I amount per 1008.
110863433	PropertyType	CONDO	Condo (Low Rise)	True	Verified by appraisal report
110863420	PropertyType	CONDO	Condo (High Rise)	True	Verified by appraisal report
110432867	FICO	798	774	True	Verified per credit report
110432867	DTI	1.00	36.31	True	1008 DTI is 37 review came in with higher income for Guarantor's
300012639	DTI	38.00	42.20	True
Lender approved at note rate plus 1% and did not include deferred student loan for $65,000.  Review included student loan payment in debt ratios and calculated income using current base rate plus 3 year average for bonus income.

300012603	DTI	33.00	28.28	True	Based on documentation in file
300012648	DTI	30.00	36.82	True	Based on documentation in file
300012645	DTI	24.00	32.65	True	Lender did not include co-borrowers debt
300006335	FICO	710	703	True	Review is lowest middle score
110432485	Purpose	REFI R/T	REFI CASHOUT	True	Verified per HUD
110432787	FICO	801	795	True	Verified to credit report
110432611	PropertyType	3 FAMILY	2 FAMILY	True	Verified per appraisal
110486228	DTI	11.00	16.45	True	Income used by lender was not supported
110486228	PropertyType	SINGLE FAMILY DETACHED	SINGLE FAMILY ATTACHED	True	Per appraisal
110432613	DTI	40.00	47.94	True	Current PITI for DTI calculation on Investment income - lender used proposed payments for refinances in the future
110432659	DTI	21.00	37.05	True	Lender did not use PITI from previous home stating that it was sold, however, nothing in file confirms property sold.
110432865	Purpose	REFI R/T	REFI CASHOUT	True	Verified per HUD-1
110432568	DTI	29.00	40.21	True	Using SSI, Schedule D, C loss, D loss and no E as property sold in 2010. Missing assets to verify 5,9 MM which lender used at 3% for 10years for qualification income.
110432568	Purpose	REFI CASHOUT	REFI R/T	True	Verified per HUD-1
300013279	DTI	28.00	39.77	True	Lender took debt service for child support from assets. Review DTI includes child support in total debts against total income.
110486590	DTI	38.00	42.05	True	Review included monthly payment at 5% of outstanding balance on revolving account